Borrowings (Details Narrative) - USD ($)			12 Months Ended
	Oct. 18, 2025	Jul. 11, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Trade financing facility, borrow amount		$ 3,000,000
Trade financing facility, interest rate		1.65%
Foreign exchange facility, borrow amount		$ 2,000,000
Debt term		3 months
Trade financing amount			$ 1,215,217	$ 1,510,249
Commercial paper			$ 3,000,000
Weighted average annual interest rates			6.00%	8.00%	9.00%
Interest expenses			$ 165,972	$ 75,060	$ 18,280
3M USD Commercial Paper Series 002 [Member]
Short-Term Debt [Line Items]
Debt term	3 months
Commercial paper	$ 3,000,000
Interest rate	7.00%